Significant accounting policies	12 Months Ended
Dec. 31, 2021
Changes to significant accounting policies
Significant accounting policies
4	Significant accounting policies

The accounting policies described below were applied in all periods presented in the consolidated financial statements.

a.	Basis for consolidation

i.     Subsidiaries

Companies that the Company controls are classified as subsidiaries. The Company controls an entity when it is exposed to, or has rights to the variable returns arising from its involvement with the entity and has the ability to use its power over such entity to affect the amount of their returns. The subsidiaries are consolidated in full as from the Company gains control of their activities until the date on which control ceases to exist. With regard to the significant restrictions on the Group’s ability to access or use the assets and settle the Goup’s liabilities, only the regulatory restrictions, linked to the compulsory reserves maintained in compliance with the requirement of the Central Bank of Brazil, which restrict the ability of subsidiaries Banco Inter to transfer cash to other entities within the economic group. There are no other legal or contractual restrictions and no guarantees or other requirements that may restrict that dividends and other capital distributions are paid or that loans and advances are made or paid to (or by) other entities within the economic group.

Additionally, Resolution 4,693 of the National Monetary Council stipulates limits on credit operations between related parties, the amounts of which cannot represent more than 10% of the institutions adjusted equity, less the value of the interests held by such institution in other institutions authorized to work for the Central Bank and in financial institutions abroad, as well as the individual maximum limits of (i) 1% for hiring natural personnel; and (ii) 5% for contracting with legal entities.

The following table shows the subsidiaries in each year:

		At Inter Platform Level(*)	At Banco Inter Level(*)	At Banco Inter Level(*)
	Share in the capital (%)
Entity	Branch of Activity	12/31/2021	12/31/2020	12/31/2019
Direct subsidiary
Inter Holding Financeira S.A.	Holding Company	100.0%	0.0%	0.0%
Indirect subsidiaries
Banco Inter S.A.	Bank	31.4%	0.0%	0.0%
Inter Distribuidora de Títulos e Valores Mobiliários Ltda.	TVM Distributor	30.9%	98.3%	98.3%
Inter Digital Corretora e Consultoria de Seguros Ltda.	Insurance broker	18.8%	60.0%	60.0%
Inter Marketplace Ltda.	Marketplace	31.4%	99.9%	99.9%
Inter Asset Holding S.A.	Asset management	22.0%	70.0%	0.0%
Inter Titulos Fundo de Investimento	Investment Fund	30.7%	96.5%	98.1%
BMA Inter Fundo De Investimento Em Direitos Creditórios Multissetorial	Investment Fund	28.3%	81.2%	0.0%
TBI Fundo De Investimento Renda Fixa Credito Privado	Investment Fund	31.4%	100.0%	0.0%
TBI Fundo De Investimento Crédito Privado Investimento Exterior	Investment Fund	31.4%	0.0%	0.0%
IM Designs Desenvolvimento de Software Ltda.	Provision services	15.7%	0.0%	0.0%
Acerto Cobrança e Informações Cadastrais S.A.	Provision services	18.9%	0.0%	0.0%
Inter Asset Gestão de Recursos Ltda	Asset management	22.0%	0.0%	0.0%
Inter Café Ltda.	Provision services	31.4%	0.0%	0.0%
Inter Boutiques Ltda.	Provision services	31.4%	0.0%	0.0%
Inter Food Ltda.	Provision services	22%	70%	0.0%
(*)

Variations on the percentages presented above are related to the reorganization stated in Note 1. Interest in share capital presented as of December 31, 2020 and 2019 consider Banco Inter level as the parent company, while Interest in share capital presented as of December 31, 2021 considers InterPlatform as the parent company .

ii.    Non-controlling interest

The Group recognizes the portion related to non-controlling interests in shareholders’ equity in the consolidated balance sheet. In transactions involving purchase of interests with non-controlling shareholders, the difference between the amount paid and the interest acquired is recorded in shareholders’ equity. Gains or losses on sales to non-controlling shareholders are also recorded in shareholders’ equity. The share in the capital of subsidiaries as of December 31, 2020 and 2019 refers to the percentage held by Banco Inter, the participation percentages as of December 31, 2021 were impacted by the corporate reorganization and show the indirect share in the capital held by Inter Platform. Banco Inter holds more than 50% of the voting capital of all the indirect subsidiaries.

The following table shows the amounts segregated of each subsidiary:

	Assets			Liabilities			Equity			Ohter comprehensive income			Revenue			Profit/ loss year			Dividends paids
	12/31/2021	12/31/2020	12/31/2019	12/31/2021	12/31/2020	12/31/2019	12/31/2021	12/31/2020	12/31/2019	12/31/2021	12/31/2020	12/31/2019	2021	2020	2019	2021	2020	2019	12/31/2021	12/31/2020	12/31/2019
Direct subsidiary
Inter Holding Financeira S.A.	2,670,530	—	—	14,405	—	—	2,656,124	—	—		—	—	19,626	—	—	(6,069)	—	—	—	—	—
Indirect subsidiaries
Banco Inter S.A.	36,433,640	19,766,642	10,062,373	27,945,001	16,463,954	7,861,356	8,488,640	3,302,688	2,201,017	(212,195)	37,056	1,562	3,208,747	1,471,926	1,102,869	34,625	(7,197)	78,881	(41,491)	(39,949)	(51,252)
Inter Distribuidora de Títulos e Valores Mobiliários Ltda.	368,212	75,900	43,317	317,647	46,595	11,725	50,565	29,303	31,592	—	—	—	87,936	36,894	21,904	21,222	(2,254)	7,196	—	—	—
Inter Digital Corretora e Consultoria de Seguros Ltda.	124,671	81,289	11,095	69,890	45,773	4,814	54,781	35,516	6,281	—	—	—	88,846	43,215	20,940	64,761	29,235	11,527	(35,647)	—	—
Inter Marketplace Ltda.	231,051	69,383	4,885	90,756	47,957	14	140,295	21,426	4,871	—	—	—	235,551	63,998	15	118,550	16,555	(130)	—	—	—
Inter Asset Holding S.A.	7,148	5,829	4,980	3,098	2,418	118	4,050	3,411	4,862	—	—	—	8,835	5,457	10,331	6,833	3,763	(139)	—	—	—
Inter Titulos Fundo de Investimento	50,195	49,870	56,198	304	156	792	49,891	49,714	55,406	—	—	—	21,786	24,164	11,250	2,557	(5,136)	5,405	—	—	—
BMA Inter Fundo De Investimento Em Direitos Creditórios Multissetorial	389,497	170,653	—	1,339	1,169	—	388,158	169,484	—	—	—	—	42,561	7,722	—	32,688	5,999	—	—	—	—
TBI Fundo De Investimento Renda Fixa Credito Privado	443,843	204,835	—	154	3,239	—	443,689	201,596	—	—	—	—	125,238	7,360	—	21,508	696	—	—	—	—
TBI Fundo De Investimento Crédito Privado Investimento Exterior	14,725	—	—	63	—	—	14,662	—	—	—	—	—	325	—	—	(337)	—	—	—	—	—
IM Designs Desenvolvimento de Software Ltda.	6,145	—	—	573	—	—	5,572	—	—	—	—	—	3,777	—	—	(125)	—	—	—	—	—
Acerto Cobrança e Informações Cadastrais S.A.	18,862	—	—	1,815	—	—	17,047	—	—	—	—	—	10,220	—	—	(4,025)	—	—	—	—	—
Inter Asset Gestão de Recursos Ltda	7,128	—	—	3,097	—	—	4,031	—	—	—	—	—	14,131	12,748	—	8,182	—	—	—	—	—
Inter Café Ltda.	553	—	—	1,187	—	—	(634)	—	—	—	—	—	2,080	—	—	(702)	—	—	—	—	—
Inter Boutiques Ltda.	2,198	—	—	1,822	—	—	377	—	—	—	—	—	2,202	—	—	599	—	—	—	—	—
Inter Food Ltda.	2,729	—	—	333	—	—	2,396	—	—	—	—	—	2,266	—	—	398	—	—	—	—	—

iii.  Balances and transactions eliminated on consolidation

Intra-group balances and transactions, including any unrealized gains or losses arising from intra-group transactions, are eliminated in the consolidation process. Unrealized losses are eliminated only to the extent that there is no evidence of impairment.

b.	Business combination

Business combinations are recorded using the acquisition method when the set of acquired activities and assets meets the definition of a business and control is transferred to Inter. In determining whether a set of activities and assets is a business, Inter assesses whether the acquired set of assets and activities includes at least one input and one substantive process that together contribute significantly to the ability to generate outputs.

Inter has the option to apply a “concentration test” that allows for a simplified assessment of whether a set of acquired activities and assets is not a business. The optional concentration test is met if substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset or group of similar identifiable assets.

The consideration transferred is generally measured at fair value, as are the identifiable net assets acquired. Any goodwill arising on the transaction is tested annually for impairment. Gains on an advantageous purchase are recognized immediately in the income statement. Transaction costs are recorded in the income statement as incurred, except for costs related to the issue of debt or equity instruments.

The consideration transferred does not include amounts relating to the payment of pre-existing relationships. These amounts are generally recognized in the income statement.

Any contingent consideration payable is measured at its acquisition-date fair value. If the contingent consideration is classified as an equity instrument, then it is not remeasured and settlement is recorded within equity. The remaining contingent consideration is remeasured at fair value at each reporting date and subsequent changes in fair value are recorded in the income statement.

i. Acquisition of subsidiaries

Inter Café Ltda.

On December 20, 2021, the subsidiary Inter Marketplace Ltda. acquired “Inter Café”, a service provider focused on the sale of food and non-alcoholic beverages.

The consideration transferred related to the acquisition of Inter Café is R$10 and will be paid in a single payment in the first quarter of 2022.

In the year ended December 31, 2021, Inter Café contributed with a revenue of R$2,080 and a loss of R$702 to the Group´s result.

Inter Boutiques Ltda.

On December 20, 2021, the subsidiary Inter Marketplace Ltda. acquired “Inter Boutiques”, which is specialized in the sale of clothing and personalized objects, with an exclusive focus on sales through the app.

This new investment will have online and offline experiences throughout Brazil. Adding following the provision of services for the sale of goods on the digital platform offered by Marketplace.

The consideration transferred related to the acquisition of Inter Boutiques is R$10 and will be paid in a single payment in the first quarter of 2022.

In the year ended December 31, 2021, Inter Boutiques contributed with a revenue of R$2,202 and a profit of R$599 to the Group´s result.

Inter Food Ltda.

On May 13, 2021, Banco Inter acquired the shareholding control of “Inter Food”, mainly engaged in the provision of the program of benefits through an application to consumers and restaurants under the Inter Food brand, through the acquisition of 70% of its voting shares.

The operations of Inter Food are held within the subsidiary of Inter Marketplace Ltda.

In the year ended December 31, 2021, Inter Food contributed with a revenue of R$1,322 and a profit of R$163 to the Group´s result.

(i)   Consideration transferred

The consideration tranferred was R$8,350, of which R$7,350 was paid to the minority shareholders and R$1,000 was paid as capital contribution.

(ii)  Identifiable assets acquired, liabilities assumed and goodwill

Banco Inter has not yet finalized the analysis on the purchase price allocation (“PPA”) mainly due to the fact that the Banco Inter is concluding the identification of intangible assets acquired. As of December 31, 2021 the provisional goodwill amounted to R$6,950, mainly comprised by the expected future benefits of assets that were not individually identifiable or for which recognition was not permitted.

IM Designs Desenvolvimento de Software Ltda.

On July 1st, 2021, Inter acquired “IM Designs”, a company specialized in developing 3D tools for the creation of visualization projects for indoor and outdoor environments, through virtual reality, augmented reality and mixed reality.

In the year ended December 31, 2021, IM Designs contributed with a revenue of R$ 2,200 and a loss of R$63 to the Group´s result.

(i) Consideration transferred

The consideration tranferred for the acquisition of IM Design was R$15,000 of which R$10,000 has already been paid at closing date and another R$5,000 will be paid in the first semester of 2022.

(ii) Identifiable assets acquired, liabilities assumed and goodwill

Banco Inter has not yet finalized the analysis on the PPA mainly due to the fact that the Banco Inter is concluding the identification of certain liabilities assumed and intangible assets acquired. As of December 31, 2021 the provisional goodwill amounted to R$11,743, mainly comprised by the expected future benefits of assets that were not individually identifiable or for which recognition was not permitted.

Acerto Cobrança e Informações Cadastrais S.A.

On February 12, 2021, Inter acquired 60% of voting interest of Acerto Cobrança e Informações Cadastrais S.A. (“Meu Acerto”), obtaining control of Meu Acerto, focused on the renegotiation of debts, collection, revival, customer retention and upsell.

In the year ended December 31, 2021, Meu Acerto contributed a revenue of R$9,343 and a loss of R$3,750 to the Group´s result.

(i)   Consideration transferred

The consideration tranferred for the acquisition of Meu Acerto was R$45,000 of which R$25,000 is payable to the minority shareholders (R$7,250 upfront and R$17,750 to be paid in two installments; in 2022 and 2023) and and R$20,000 payable as capital contribution carried out at closing date.

(ii)  Identifiable acquired assets, assumed liabilities and goodwill

Banco Inter has prepared the study on the PPA in identifiable acquired assets, assumed liabilities and goodwill.

The table below lists the fair value of the amounts for acquired assets and liabilities assumed on the date of acquisition.

Financial instruments	20,212
Other financial assets	2,257
Property and equipment	499
Intangible	13,208
Loan and onlending liabilities	(1,455)
Other liabilities	(1,977)
Total identifiable net assets acquired	32,755

The goodwill resulting from the acquisition was accrued as shown below:

Consideration transferred	45,000
Interest of non-controlling shareholders, based on the pro-rata interest on the assets acquired and liabilities assumed	13,053
Net assets	(32,755)
Goodwill	25,298

(iii) Acquisition costs

Out of the costs related to the acquisition, Inter incurred expenses of R$25 of lawyer’s fees and due diligence costs, both recorded as “Administrative expenses” in the income statement.

If the acquisitions had been concluded on January 1, 2021, the Company estimates our consolidated (including Inter Café Ltda., Inter Boutiques Ltda., Inter Food Ltda., IM Designs Desenvolvimento de Software Ltda. and Acerto Cobrança e Informações Cadastrais S.A. ) total revenues would have been R$20,545 and net loss of R$3,855 for the year ended December 31, 2021.

Inter Asset Holding S.A. (formerly Matriz Participações S.A.)

On January 3, 2020, Inter agreed to acquire 70% (seventy percent) of the capital stock of the company Inter Asset Holding S.A which, in turn, holds ninety-eight percent (98%) of Inter Asset Gestão de Recursos Ltda.(formerly DLM Invista Gestão de Recursos Ltda.) (“Inter Asset”). With this acquisition Inter explored and developed as existing synergies on the Inter Open Platform (PAI), which has more than 425 thousand clients, and expects to increase the services and products offered to its clients. The acquisition was authorized by the Brazilian Central Bank on January 3, 2020.

In the year ended December 31, 2020, Inter Asset contributed a revenue of R$278 and a loss of R$139 to the Group´s result.

Consideration transferred

The acquisition price was R$49,000, of which (i) R$24,500 is fixed and was paid on the closing date and (ii) R$24,500 variable, under the terms of the purchase and sale agreement, which are subject to adjustment according to the financial performance of Inter Asset Holding S.A., measured by its EBITDA, and payable in four annual payments, the first was paid in 2021, the remainder will be paid in annual installments in 2022, 2023 and 2024.

Identifiable assets acquired, liabilities assumed and goodwill

The following table summarizes the fair value of assets acquired and liabilities assumed at the date of acquisition

Cash and cash equivalents	2,021
Trade receivables	1,628
Other assets	1,040
Property and equipment	508
Liabilities	(2,008)
Customer Relationships	13,344
Total identifiable net assets acquired	16,533

Goodwill arising from the acquisition has been recognised as follows:

Consideration transferred	49,000
Non-controlling interest (NCI), based on their proportionate interest in the recognised amounts of the assets and liabilities of Inter Asset Holding	4,960
Identifiable Net assets	(16,533)
Goodwill	37,427

c.	Transactions in foreign currency

Transactions in foreign currency are translated into the respective functional currencies of the Group’s entities by the spot exchange rates on the dates of the transactions.

Monetary assets and liabilities denominated in foreign currencies at reporting dates are translated into the functional currency at the spot exchange rate at that date. Non-monetary assets and liabilities measured at fair value in foreign currency are translated into the functional currency at the spot exchange rate at the date on which the fair value is determined. Non-monetary items that are measured based on historical cost in a foreign currency are translated using the spot exchange rate at the date of the transaction. Foreign currency differences arising on translation are generally recognized in profit or loss.

d.	Cash and cash equivalents

The balance of cash and cash equivalents consists of cash held and bank deposits on demand (in Brazil and abroad) and other short-term highly liquid investments with original maturity dates not exceeding three (3) months that are subject to insignificant risk of changes in their fair value. These instruments are used by the Group to manage its short-term commitments.

e.	Financial assets and liabilities

Financial assets and liabilities are initially booked at fair value, and subsequently, measured at amortized cost or fair value.

i.	Classification and Measurement of Financial Assets

Financial Instruments are classified as financial assets into the following measurement categories:

●	Amortized cost;
●	Fair value through other comprehensive income (FVOCI); or
●	Fair value through profit or loss (FVTPL).

The classification and subsequent measurement of financial assets depend on:

●	The business model in which they are managed;
●	The characteristics of their cash flows (Solely Payment of Principal and Interest Test - SPPI Test).

Business model: represents the way in which the financial assets are managed to generate cash flows and does not depend on management’s intentions regarding an individual instrument.

Financial assets may be managed for the purpose of:

i)	collecting contractual cash flows;
ii)	collecting contractual cash flows and selling assets; or
iii)	others.

To evaluate business models, the Group considers the risks affecting the performance of the business model; and how the performance of the business model is assessed and reported to management.

When the financial asset is held in business models “i” and “ii” above, the SPPI Test needs to be applied.

SPPI Test: assessment of cash flows generated by the financial instrument in order to verify whether they refer only to payments of principal and interest, which includes only consideration for the time value of money, credit risk and other basic lending risks.

If the contractual terms introduce exposure to risks or volatility in cash flows, such as exposure to changes in the prices of equity instruments, the financial asset is classified as at fair value through profit or loss. Hybrid contracts shall be assessed as a single unit, including all embedded features.

Classification

Based on these factors, Inter applies the following criteria for each classification category:

●	Amortized Cost
●	Assets managed to obtain cash flows consisting only of payments of principal and interest (SPPI Test);
●	Initially recognized at fair value plus transaction costs;
●	Subsequently measured at amortized cost, using the effective interest rate;
●	Interest, including the amortization of premiums and discounts, is recognized in the Income Statement under the line item Interest income calculated using the effective interest method.
●	Financial assets at Fair Value through Other Comprehensive Income
●	Assets managed both to obtain cash flows consisting only of payments of principal and interest (SPPI Test) and from sale;
●	Initially recognized at fair value plus transaction costs and subsequently measured at fair value;
●	Interest income is recognized in the Income Statement using the effective interest rate under the line item Interest income calculated using the effective interest method;
●	Expected credit losses are recognized in the Income Statement;
●	Unrealized gains and losses (except expected credit losses, currency rate differences, dividends and interest income) are recognized, net of applicable taxes, as other comprehensive income under the line item Financial assets at FVOCI - Net change in fair value.
●	Financial assets at Fair Value Through Profit or Loss
●	Assets that do not meet the classification criteria of the previous categories; or assets designated at initial recognition as at fair value through profit or loss to reduce “accounting mismatches”;
●	Initially recognized and subsequently measured at fair value;
●	Transaction costs are recorded directly in the Income Statement;
●	Gains and losses arising from changes in fair value are recognized in the Income Statement in the line item Net gains / (losses) from derivatives or Income from securities.

Regular purchases and sales of financial assets are recognized and derecognized, respectively, on the trading date.

Financial assets are derecognized when the rights to receive cash flows expire or when the Group transfers substantially all the risks and rewards. When the Group neither transfers nor retains substantially all the risks and rewards, the Group assesses if it has maintained control. If the Group has not retained control, then it derecognizes the asset. If the Group has retained control then it continues to recognize the asset to the extent of its continuing involvement.

Financial assets and liabilities are offset and the net amount is reported in the balance sheet only when there is a legal right to offset the amounts recognized and there is the intention to settle them on a net basis or to realize the asset and settle the liability simultaneously.

Equity Instruments

An equity instrument is any contract proving a residual interest in the assets of an entity, after deducting all its liabilities, such as Shares and Quotas.

The Group measures all its equity instruments held at fair value through profit or loss. Gains and losses on equity instruments measured at fair value through profit or loss are recorded in the Income Statement.

Effective Interest Rate

The effective interest rate is established on initial recognition of financial assets and liabilities and is the rate that discounts estimated future receipts or payments over the expected life of the financial asset or liability to the value at initial recognition.

For the calculation of the effective interest rate, the Group estimates the cash flows considering all the contractual terms of the financial instrument, but does not consider future credit losses. The calculation includes all commissions paid or received between the parties to the agreement, transaction costs and all other premiums or discounts.

Interest income is calculated by applying the effective interest rate to the gross carrying amount of the financial asset.

Fair value

Fair value is the price that would be received for the sale of an asset or that would be paid by the transfer of a liability in an orderly transaction between market participants at the measurement date.

Details on the fair value of financial instruments as well as on the fair value hierarchy are presented in Note 8.

Expected Credit Loss

The Group assesses, on a prospective basis, the expected credit loss associated with financial assets measured at amortized cost or at fair value through other comprehensive income. The recognition of the provision for expected credit loss is made on each reporting date and an expense is recognized in the income statement.

In the case of financial assets measured at fair value through other comprehensive income, the Group recognizes the expense for provision for credit losses in the income statement and adjusts the fair value gains or losses recognized in other comprehensive income.

Measurement of Expected Credit Loss

Financial assets: the loss is measured at the present value of the difference between the contractual cash flows and the cash flows that the Group expects to receive discounted at the effective rate charged;

Loan commitments: the loss is measured at the present value of the difference between the contractual cash flows that would be payable if the commitment was honoured and the cash flows that the Group expects to receive;

Financial guarantees: the loss is measured by the difference between the expected payments to the counterparty and the amounts that the Group expects to recover.

At every reporting period, the Group evaluates the expected loss of its credit portfolio.

The expected loss is calculated using the following inputs: probability of default (PD), loss given default (LGD) and exposure at default (EAD).

For the calculation of expected credit loss, the credit portfolio is divided into products with similar characteristics, for example, transactions with real estate guarantee form a group for the purposes of statistical modeling. Other product divisions include: credit cards; payroll loans; business loans, etc. For the estimation of LGD, a workout period - asset recovery - of up to 60 months is considered, given the nature of the operations, such as, for example, real estate credit, in which the collection and sale of an asset can extend over longer periods. However, to calculate the recovered value, the loss of value over time is considered, in order to measure the economic impacts on that asset.

As part of the estimation of the expected credit loss, each contract is classified in one of three risk stages. The first includes operations with no significant increase in credit risk since recognition, with the expected loss calculated over the following twelve months. The second group includes contracts with a significant increase in credit risk, namely: contracts overdue for more than 30 days and contracts which have been renegotiated or which are in the cure period. For this group, the expected loss is calculated over the remainder of the contractual term. The third group includes contracts that are more than 90 days overdue and / or evidence credit impairment - that is, are in default.

Finally, in order to incorporate the macroeconomic perspectives that might affect the financial conditions of the portfolio, a correction factor based on a macroeconomic model is used; it considers the main market indicators: Interbank deposit certificate (CDI), broad national consumer price index (IPCA), gross domestic product (PIB) and minimum wage.

The probability of default of each product group is calibrated using a multiplier, which contemplates the forecasts for the variables mentioned above, with variations that represent a base scenario and a market stress scenario. The forecasts of the macroeconomic variables used are obtained by means of a study by the Research departament of Inter, in addition to the evaluation of external forecasts.

To determine the provision for expected losses, the PD calibrated by the macroeconomic model is multiplied by the LGD and EAD of each operation, which results in the final expected credit loss of each asset.

The areas of credit risk and data intelligence are responsible for defining the methodologies and modeling used to measure the expected loss in credit operations and to assess the evolution of the provision amounts, in a recurrent basis.

Such areas monitor the trends noticed in the provision for expected credit loss by segment, in addition to establishing an initial understanding of the variables that may trigger changes in provision, PD or LGD.

Modification in Contractual Cash Flows

When the contractual cash flows of a financial asset are renegotiated or otherwise modified and this does not substantially change its terms and conditions, the Group does not derecognize the asset. However, the gross book value of this financial asset is recalculated as the present value of the renegotiated or modified contractual cash flows discounted at the original effective interest rate. Any costs or fees incurred adjust the modified carrying amount and are amortized over the remaining term of the financial asset. Differences between the carrying value prior to and following the renegotiation are recognized immediately in the Income Statement.

If, on the other hand, the renegotiation or modification substantially changes the terms and conditions of the financial asset, the Group derecognizes the original asset and recognizes a new one. Accordingly, the renegotiation date is considered to be the date of initial recognition of the new asset for purposes of calculating expected credit loss, including to determine significant increases in credit risk.The Group also assesses whether the new financial asset may be considered as originated or purchased with credit recovery problems, particularly when the renegotiation was caused by financial difficulties of the debtor. Differences between the carrying value of the original asset and the fair value of the new asset are recognized immediately in the Income Statement.

Write-off of Financial Assets

When there is no reasonable expectation of the recovery of a financial asset, considering historical curves, its total or partial write-off is made simultaneously with the reversal of the related provision for expected credit loss, with no net effect in the Income Statement. Subsequent recoveries of amounts previously written-off are recorded as gains in the Income Statement.

ii.   Classification and Measurement of Financial Liabilities

Financial liabilities are initially recognized at fair value and subsequently measured at amortized cost, except for:

Financial Liabilities at Fair Value through Profit or Loss: classification applied to derivatives and other financial liabilities designated at fair value through profit or loss to reduce “accounting mismatches”. The Group designates financial liabilities, irrevocably, at fair value through profit or loss on initial recognition (fair value option), when the option reduces or significantly eliminates measurement or recognition inconsistencies.

Derecognition and Modification of Financial Liabilities

The Group derecognizes a financial liability from the balance sheet when it is extinguished, i.e., when the obligation specified in the agreement is discharged, canceled or expired.An exchange of debt instrument or substantial modification of the terms of a financial liability results in the derecognition of the original financial liability and the recognition of a new one.

iii.   Derivatives

All derivatives are recorded as financial assets when the fair value is positive, and as financial liabilities when the fair value is negative.

The Group has opted to continue to apply the accounting hedge requirements set forth in IAS 39 as at December 31, 2021, however, it may adopt the IFRS 9 requirements in future periods. Pursuant to this rule, derivatives may be designated and qualified as hedge instruments for accounting purposes and, depending on the nature of the hedged item, the method for recognizing fair value gains or losses will be different. All the following conditions shall be met to qualify as an accounting hedge:

●	At the beginning of hedge, there is a formal designation and documentation of the hedge relation and the objective and strategy of the entity’s risk management;
●	It is expected that hedge will be highly effective in achieving offsetting changes in the fair value or in the cash flows attributable to the hedged risk, consistent with the risk management strategy originally documented for this hedge relationship;
●	For a cash flow hedge, an expected transaction that is subject to the hedge shall be highly likely and generate changes in cash flows that could ultimately affect profit or loss;
●	The hedge effectiveness can be reliably measured, i.e., the fair value or the cash flows of the hedged item attributable to the hedged risk and the fair value of the hedging instrument can be reliably measured; and
●	The hedge effectiveness is measured on an ongoing basis and determined to be highly effective during all periods for which it was designated.

There are three possible types of hedges under the standards: fair value hedge, cash flow hedge and hedge of net investment in a foreign subsidiary. The Group uses only fair value hedge with derivatives as the hedging instruments.

For derivatives designated and qualified as part of a fair value hedge, the following practices are applied:

a)	The gain or loss resulting from the re-measurement of the hedging instrument at fair value is recognized in profit or loss; and
b)	The gain or loss resulting from the fair value measurement of the hedged item attributable to the designated risk is recognized in profit or loss.When the derivative expires or has been sold and the hedge or the accounting hedge criteria cease to be met, or the Group revokes the designation, the Group discontinues prospectively the hedge accounting. Any adjustment to the carrying amount of the hedged item is amortized in profit or loss.

In compliance with its risk management policies, as described in note 7, the Group uses derivative financial instruments, mainly swap registered with B3 (Brazil, Bolsa, Balcão), in market risk hedges of certain loans and advances to customers. The derivative financial instruments are presented in note 10.

iv.  Loan Commitments and Financial Guarantees

Loan commitments and financial guarantees are initially recognized at fair value. Subsequently this fair value is amortized over the life of the contract. If the Group concludes that the expected credit loss in respect of the contract is higher than the initial fair value less accumulated amortization, the contract is measured at the expected credit loss amount.

f.	Non-current assets held-for-sale

Non-current assets held for sale include properties repossessed in debt. These are classified as held for sale if their book value is expected to be recovered mainly through sale instead of use. This condition is met only when the sale is highly probable and the non-current asset is available for immediate sale in its current condition. Management must be committed to the sale, which, on recognition, is expected to be considered completed within one year of the classification date. The reclassification of assets to this balance sheet line item, when this condition is met, is carried out at the lower of its carrying amount and the fair value less costs to sell of the asset. The fair value less costs to sell of the properties is determined using the sales history of the previous year’s inventory segregated according to the occupancy status (occupied or unoccupied) of the property. Subsequently, impairment is recognized if the fair value less costs to sell is lower than the book value.

g.	Property and equipment

(i)   Recognition and measurement

Property and equipment items are measured at historical cost, excluding maintenance expenses, less accumulated depreciation and any accumulated impairment losses.

The cost includes expenses directly attributable to the acquisition of the asset. The cost of assets generated internally includes the cost of materials and direct labor as well as any other directly attributable costs required to make it ready for its intended use. Purchased software that is integral to the functionality of the related equipment is recorded as part of that equipment. The useful lives and residual values of the assets are reevaluated and adjusted, if necessary, on each balance sheet date or when applicable.

Gains and losses on the sale of property and equipment (calculated as the difference between the proceeds from the sale and the carrying value of property and equipment) are recorded in the Income Statement.

(ii)  Subsequent expenditure

The cost of repairing or maintaining an item of property and equipment is recognized as part of the cost of the asset, when it is likely that the future economic benefits of the item will flow to the Group over more than one year and its cost can be measured reliably. Other costs of repairs and maintenance are recognized in profit or loss as they are incurred.

(iii) Depreciation

Depreciation of property and equipment is recognized using the straight-line method over their estimated useful lives to reduce their carrying amount to their estimated residual values. Land is not depreciated.

The estimated useful lives of items of property and equipment are as follows:

Description	Estimated useful lives
Buildings, furniture and equipment	10 years
Data Processing system	5 years

The depreciation methods, the useful lives and the residual values are reviewed at each reporting date and adjusted if appropriate.

h.	Intangible assets

(i)   Goodwill

Goodwill results from the acquisition of subsidiaries and represents the excess of the sum of: (i) transferred consideration; (ii) the value of the non-controlling interest in the acquired company; and (iii), in a business combination achieved in stages, the fair value of the Group’s previously held equity interest in the company, over the fair value of the identifiable net assets acquired. Goodwill is not amortized.

(ii)  Customer relationships

Customer relationships with clients are recognized at fair value on the acquisition date. Subsequently they are measured at cost less accumulated amortization. The amortization is calculated using the linear method over the expected life of the relationship with the client.

(iii) Purchased software and licenses

Purchased software and licenses are capitalized based on the costs incurred to acquire them and make them ready for use. These costs are amortized over their useful lives.

(iv) Development cost

The cost of intangible assets generated internally includes all directly attributable expenses, necessary for creation, production and preparation of the asset to be able to function as intended by management. Development costs, which are directly attributable to a software development project controlled by the Group, are recognized as intangible assets. Directly attributable costs include the cost for employees allocated to the development of the software and an allocation of the applicable indirect expenses. The costs also include the financing costs incurred during the period of development of the software.

The development costs recognized as assets are amortized over their estimated useful life. The costs associated with software maintenance are recognized as expenses, as incurred.

(v)  Amortization

The estimated useful lives of intangible asset items are as follows:

Customer relationships	5 years
Internally developed software	3 to 5 years

The amortization methods and the useful lives are reviewed at each reporting date and adjusted if appropriate.

(vi) License for use of software

The software licenses are capitalized based on the costs incurred to acquire the software and make them ready for use. These costs are amortized over the estimated service life of the software.

The costs of software maintenance are recognized as expenses, as incurred. The development costs, which are directly attributable to the project and the tests of identifiable and exclusive software products controlled by the Group, are recognized as intangible assets.

The directly attributable costs, which are capitalized as a part of the software, include the cost for employees allocated in the software development and an allocation of the applicable indirect expenses. The costs also include the borrowing costs incurred during the period of development of the software.

The software development costs recognized as assets are amortized during their estimated service life.

i.	Impairment of non-financial assets

On each reporting date, the Group reviews the carrying amounts of its non-financial assets (other than deferred tax assets) to determine if there is any indication of impairment. In case there is such indication, then the recoverable value of the asset is estimated. Goodwill is tested annually for impairment.

For the purposes of assessing impairment, assets are grouped at the lowest level for which there are separately identifiable cash flows (i.e., cash-generating units - CGUs).

The recoverable amount of an asset or CGU is the higher of its value in use and its fair value less selling cost. Value in use is based on the estimated future cash flows, discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset.

Impairment losses recognized in prior periods are assessed at each reporting date to detect indications that the loss has decreased or no longer exists. An impairment loss is reversed only to the extent that the carrying amount of the asset does not exceed the carrying amount that would have been determined, net of depreciation and amortization, if no impairment had been recognized.

j.	Provisions

A provision is recognized if, as a result of a past event, the Group has a present, legal or constructive obligation that can be estimated reliably, and it is probable that an outflow of economic benefits will be required to settle the obligation.

Provisions are determined based on expected future cash flows discounted at a pre-tax rate that reflects current market assessments of the time value of money and the risks specific to the liability.

In establishing provisions, Management considers the opinion of its legal advisors, the nature of the lawsuits, the similarity with previous proceedings, the complexity and the position of the courts, and the assessment of the probability of loss.

Contingent liabilities are:

●	a possible obligation arising from past events and whose existence may only be confirmed by the occurrence of one or more uncertain future events not fully within the Group’s control; or
●	a present obligation stemming from past events that is not recognized because:
●	it is not probable that an outflow of resources encompassing economic benefits shall be required in order to settle the obligation; or
●	the amount of the obligation cannot be measured with sufficient certainty.

The provisions are measured at the best estimate of the disbursement required to settle the present obligation at the balance sheet date, considering:

The risks and uncertainties involved;

Where relevant, the financial effect produced by the discounted present value of future cash flows required to settle the obligation; and

Future events that may change the amount required to settle the obligation.

Contingent assets are recognized only when there is a secured guarantee or favorable court rulings over which there are no more appeals, characterizing the gain as practically certain. Contingent assets, whose expectation of success is probable, are disclosed when material.

k.	Employee Benefits

(i)   Short-term employee benefits

Short-term employee benefits are recognized as personnel expenses to the extent the corresponding service is provided. A liability is recognized for the amount expected to be paid if the Group has a present legal or constructive obligation to pay this amount as a result of past service provided by the employee and the obligation may be estimated reliably.

(ii)  Share-based compensation agreements

The fair value at the grant date of share-based compensation agreements granted to employees is recognized as an expense, with a corresponding increase in shareholders’ equity, during the period in which employees unconditionally acquire the right to the awards. The amount recognized as an expense is adjusted to reflect the number of awards for which there is an expectation that service and performance conditions will be met, in such a way that the final value recognized as an expense is based on the number of awards actually meeting the conditions of service and performance on the vesting date.

l.Income taxes: Income tax and social contribution

Provisions are calculated by considering the tax base in accordance with the relevant legislation and the applicable rates:

Deferred tax assets are recognized and measured based on expectations for realization, considering technical studies and analyzes made by management.

The Group performs a study regarding the likelihood of acceptance by the ultimate taxation authority of any uncertain tax positions it adopts based on its evaluation of different factors, including interpretation of the fiscal laws and past experience. No additional provision were recognized for any of the open fiscal periods. Such evaluation is grounded on estimates and assumptions, which may involve judgments of future events. New information can be made available, which would lead the Group to change its judgment regarding the suitability of the existing provision. Any such changes will impact the income tax expenses in the year they are made.

(i)   Current taxes

Current tax comprises the expected tax payable or receivable on the taxable profit or loss for the year and any adjustment to tax payable in respect of previous years. It is measured based on tax rates enacted or substantively enacted on the date of the balance sheet.

(ii)  Deferred taxes

Deferred tax is recognized in respect of temporary differences between the carrying amounts of assets and liabilities for accounting purposes and the amounts used for taxation purposes. The tax benefit of tax loss carryforwards is recognized only when it is probable that future taxable profits shall be generated in sufficient amounts to be allow it to be realized. Income tax and social contribution expenses are recognized in the Income Statement, unless related to the valuation of financial instruments at FVOCI when these are recognized in other comprehensive income.

m.	Interest

Interest income and expenses are calculated using the effective interest rate (see note 4d) for all financial instruments at amortized cost and FVOCI.

The fair value changes of derivative financial instruments qualified for fair value hedges of interest rates are recorded as interest income or expenses in the same line item where the changes in the fair value of the hedged items are recorded.

n.	Net result from services and commissions

The Group recognize revenue using a five step model as follows:

●	Step 1 - Identify the contract(s) with the customer
●	Step 2 - Identify the performance obligations in each contract
●	Step 3 - Determine the transaction price in accordance with the contractual terms. If a contract includes variable consideration, the Group estimates the amount of consideration that it will be entitled to in exchange for transferring the promised goods or services to the customer, applying the constraint.
●	Step 4 - Allocate the transaction price to the performance obligations in the contract based on their stand-alone selling price. The stand-alone selling price of the service is the price at which the Group would sell a service separately to a customer on a segregated basis. The best evidence of a stand-alone selling price is the observable price of a service when the Group sells that service separately under similar circumstances and to similar customers. If the service is not sold to a customer separately, the stand-alone selling price is estimated using an appropriate method. When estimating a stand-alone selling price, all information (including market conditions) that is available is considered and the use of observable data is maximized.
●	Step 5 - Recognize revenue when (or as) the entity satisfies a performance obligation (i.e. the service is effectively rendered).

The significant revenues of the Group are:

●	Interchange fees are commission income from card transactions carried out by clients with cards issued by the Group. The performance obligation is satisfied when the transaction is made. The transaction price is pre-defined percentage of the total payment made using the card.
●	Asset management activities (management of third party resources) generate management and performance fees. Management fees are recognized as the service is performed in each period. The performance fees are variable and are recognized at the end of each performance period when it is highly probable that a significant reversal will not subsequently occur.
●	Income from bank fees is primarily related to account opening fees and fees charged for interbank transfers made by Inter account holders, and are recognized when the services are provided. The transaction price is the contractual amount.
●	Commission and intermediation revenues relate to the intermediation of the sale of products and services. Revenues are recognized when the service of intermediation is performed at which point the performance obligation is satisfied. The transaction price is the contractual amount which, generally, is a percentage of the sale value.

o.	Net Equity

(i)   Capital Stock

The common and preferred shares are classified in shareholders’ equity. Additional costs directly attributable to the issuance of new shares or options are included in shareholders’ equity as a deduction of the amount raised, net of taxes.

(ii)  Earnings per share

Basic earnings per share is calculated by dividing the net earnings attributable to shareholders of the Company by the weighted average number of shares outstanding during the year, excluding the average number of shares held in treasury. The Company has no dilutive potential ordinary shares in issuance.

p.	Lease

The Group does not have significant leases as a lessor.

At the inception of a contract, the Group evaluates whether a contract is or contains a lease. A contract is or contains a lease, if the contract transfers the right to control the use of an identified asset for a given period of time in return for compensation.

(i)   As lessee

At the beginning or upon amendment of a contract containing a lease component, the Group allocates the compensation in the contract to each lease and non-lease component based on its stand-alone price. However, for property leases, the Group opted not to separate the non-lease components and book the lease and non-lease components as a single lease component.

The Group recognizes a right-of-use asset and lease liability on the lease start date. The right-of-use asset is measured initially at cost, which is equal to the value of the initial measurement of the lease liability, adjusted by any lease payments made prior to the start date, plus any initial direct costs incurred by the lessee and estimate of costs to be incurred by the lessee to dismantle, remove or restore the asset, minus any lease incentives received.

The right-of-use asset is subsequently depreciated by the straight line method from the start date to the end date of the lease term, unless the lease transfers the ownership of the subjacent asset to the Group at the end of the lease term, or if the lease includes a purchase options which the Group is reasonably certain to exercise. In these cases, the right-of-use asset is depreciated over the userful life of the asset. Furthermore, the right-of-use asset is periodically assessed for impairment, if any, and adjusted for certain re-measurements of the lease liability.

The lease liability is initially measured at present value of the outstanding lease payments discounted by the implicit interest rate of the lease or, if this rate cannot be determined, by the Incremental borrowing rate of the Group.

The Group determines its incremental borrowing rate from interest rates on funding received from third parties adjusted to reflect the contract terms and the type of asset leased.

The lease payments included in the lease liability measurement comprise the following:

●	fixed payments;
●	variable lease payments, which depend on an index or rate, initially measured using the index or the rate on the start date;
●	amounts expected to be paid by the Group, according to the residual value guarantees;
●	the price to exercise the purchase option, if the Group is reasonably certain to exercise such option; and
●	payments of fines for lease termination, if the lease term reflects the exercise of the option of the Group to terminate the lease.

The lease liability is measured at amortized cost, using the effective interest method. It is remeasured when there is a change in future lease payments arising from a change in an index or rate, if there is a change in the Group’s estimate of the amount expected to be payable under a residual value guarantee, if the Group changes its assessment of whether it will exercise a purchase, extension or termination option or if there is a revised in-substance fixed lease payment.

When the lease liability is remeasured in this way, a corresponding adjustment is made to the carrying amount of the right-of-use asset, or is recorded in profit or loss if the carrying amount of the right-of-use asset has been reduced to zero.

The Group presents right-of-use assets as ‘Property and equipment” and lease liabilities in “Other liabilities” in the balance sheet.

(ii)  Lease of low-value assets and short term leases

The Group opted not to recognize right-of-use assets and lease liabilities for leases of low-value assets and short-term leases, including IT equipment. The Group recognizes lease payments associated with these leases as an expense on a straight-line basis over the lease term.

q.	Operating segments

Operating segments are disclosed based on the internal disclosures that are used by the chief operating decision maker to allocate resources and to assess performance. The chief operating decision maker, responsible for allocating resources, evaluating the performance of the operating segments and responsible for making strategic decisions for the Group, is the Board of Directors.